Note 3 - Allocation of Consideration Transferred (Details) (Parentheticals) - Protagenic Therapeutics Inc [Member]	Feb. 12, 2016 shares
Common Stock [Member]
Stock Issued During Period, Shares, Reverse Stock Split, Post-split	25,867
Preferred Stock [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Series A Preferred Stock to Series B Preferred Stock	297,468
Stock Issued During Period, Shares, Conversion of Series A Preferred Stock to Series B Preferred Stock	297,468